GUARANTOR FINANCIAL INFORMATION - Statement of Cash Flows - Q2 (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (57.2)		$ 2.5	[1]	$ 155.3		$ 174.0		$ 123.3
Capital expenditures	(18.6)		(17.2)	[1]	(48.3)		(55.5)		(28.6)
Business acquisitions	(29.2)		(34.2)	[1]	(41.7)		0.0		(627.6)
Proceeds from the sale of certain assets	0.4		2.0	[1]	6.2		3.4		3.7
Net cash used in investing activities	(47.4)		(49.4)	[1]	(83.8)		(52.1)		(639.4)
Net (decrease) increase in short-term borrowings and overdraft	(8.4)		6.6	[1]	23.0		(4.7)		(6.3)
Repayments under the Acquisition Term Loan	(15.1)		(15.9)	[1]
Prepayments under the 2011 Term Loan	(11.5)		(12.1)	[1]
Other financing activities	(1.6)		(2.1)	[1]	(3.7)		(3.2)		(2.6)
Net cash used in financing activities	(36.6)		(23.5)	[1]	(12.1)		(75.1)		649.0
Effect of exchange rate changes on cash and cash equivalents	0.1		(5.9)	[1]	(7.8)		(15.6)		(5.1)
Net increase (decrease) in cash and cash equivalents	(141.1)		(76.3)	[1]	51.6		31.2		127.8
Cash and cash equivalents at beginning of period	326.9	[1]	275.3	[1]	275.3	[1]	244.1		116.3
Cash and cash equivalents at end of period	185.8		199.0	[1]	326.9	[1]	275.3	[1]	244.1
Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(27.2)				89.1		77.3		76.9
Capital expenditures	(13.2)				(29.5)		(40.3)		(21.1)
Business acquisitions	0.0				(8.1)				(627.6)
Proceeds from the sale of certain assets	0.0				3.5		0.0		0.3
Net cash used in investing activities	(13.2)				(34.1)		(40.3)		(648.4)
Net (decrease) increase in short-term borrowings and overdraft	(11.2)				17.3		(4.2)		(2.0)
Repayments under the Acquisition Term Loan	(15.1)
Prepayments under the 2011 Term Loan	(11.5)
Other financing activities	(1.4)				(3.6)		(2.7)		(2.2)
Net cash used in financing activities	(39.2)				(17.7)		(74.1)		653.7
Effect of exchange rate changes on cash and cash equivalents	0.0				0.0		0.0		0.0
Net increase (decrease) in cash and cash equivalents	(79.6)				37.3		(37.1)		82.2
Cash and cash equivalents at beginning of period	141.5		104.2		104.2		141.3		59.1
Cash and cash equivalents at end of period	61.9				141.5		104.2		141.3
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(20.4)				7.9		78.0		4.6
Capital expenditures	(1.2)				(5.5)		(2.4)		(0.6)
Business acquisitions	0.0				0.0				0.0
Proceeds from the sale of certain assets	0.4				2.7		0.0		0.0
Net cash used in investing activities	(0.8)				(2.8)		(2.4)		(0.6)
Net (decrease) increase in short-term borrowings and overdraft	0.0				0.0		(1.9)		(3.2)
Repayments under the Acquisition Term Loan	0.0
Prepayments under the 2011 Term Loan	0.0
Other financing activities	0.0				0.0		0.0		0.0
Net cash used in financing activities	0.0				0.0		(1.9)		(3.2)
Effect of exchange rate changes on cash and cash equivalents	(0.4)				(0.2)		(0.1)		0.0
Net increase (decrease) in cash and cash equivalents	(21.6)				4.9		73.6		0.8
Cash and cash equivalents at beginning of period	93.0		88.1		88.1		0.8		0.0
Cash and cash equivalents at end of period	71.4				93.0		88.1		0.8
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(9.6)				58.3		18.7		41.8
Capital expenditures	(4.2)				(13.3)		(12.8)		(6.9)
Business acquisitions	(29.2)				(33.6)				0.0
Proceeds from the sale of certain assets	0.0				0.0		3.4		3.4
Net cash used in investing activities	(33.4)				(46.9)		(9.4)		9.6
Net (decrease) increase in short-term borrowings and overdraft	2.8				5.7		1.4		(1.1)
Repayments under the Acquisition Term Loan	0.0
Prepayments under the 2011 Term Loan	0.0
Other financing activities	(0.2)				(0.1)		(0.5)		(0.4)
Net cash used in financing activities	2.6				5.6		0.9		(1.5)
Effect of exchange rate changes on cash and cash equivalents	0.5				(7.6)		(15.5)		(5.1)
Net increase (decrease) in cash and cash equivalents	(39.9)				9.4		(5.3)		44.8
Cash and cash equivalents at beginning of period	92.4		83.0		83.0		102.0		57.2
Cash and cash equivalents at end of period	52.5				92.4		83.0		102.0
Reportable Legal Entities [Member] | Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities			(1.7)
Capital expenditures			(10.6)
Business acquisitions			0.0
Proceeds from the sale of certain assets			0.4
Net cash used in investing activities			(10.2)
Net (decrease) increase in short-term borrowings and overdraft			4.0
Repayments under the Acquisition Term Loan			(15.9)
Prepayments under the 2011 Term Loan			(12.1)
Other financing activities			(1.9)
Net cash used in financing activities			(25.9)
Effect of exchange rate changes on cash and cash equivalents			0.0
Net increase (decrease) in cash and cash equivalents			(37.8)
Cash and cash equivalents at beginning of period	141.5		104.2		104.2
Cash and cash equivalents at end of period	61.9		66.4		141.5		104.2
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities			(0.3)
Capital expenditures			(2.5)
Business acquisitions			0.0
Proceeds from the sale of certain assets			1.5
Net cash used in investing activities			(1.0)
Net (decrease) increase in short-term borrowings and overdraft			0.0
Repayments under the Acquisition Term Loan			0.0
Prepayments under the 2011 Term Loan			0.0
Other financing activities			0.0
Net cash used in financing activities			0.0
Effect of exchange rate changes on cash and cash equivalents			0.0
Net increase (decrease) in cash and cash equivalents			(1.3)
Cash and cash equivalents at beginning of period	93.0		88.1		88.1
Cash and cash equivalents at end of period	71.4		86.8		93.0		88.1
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities			4.5
Capital expenditures			(4.1)
Business acquisitions			(34.2)
Proceeds from the sale of certain assets			0.1
Net cash used in investing activities			(38.2)
Net (decrease) increase in short-term borrowings and overdraft			2.6
Repayments under the Acquisition Term Loan			0.0
Prepayments under the 2011 Term Loan			0.0
Other financing activities			(0.2)
Net cash used in financing activities			2.4
Effect of exchange rate changes on cash and cash equivalents			(5.9)
Net increase (decrease) in cash and cash equivalents			(37.2)
Cash and cash equivalents at beginning of period	92.4		83.0		83.0
Cash and cash equivalents at end of period	52.5		45.8		92.4		83.0
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0.0		0.0		0.0		0.0		0.0
Capital expenditures	0.0		0.0		0.0		0.0		0.0
Business acquisitions	0.0		0.0		0.0				0.0
Proceeds from the sale of certain assets	0.0		0.0		0.0		0.0		0.0
Net cash used in investing activities	0.0		0.0		0.0		0.0		0.0
Net (decrease) increase in short-term borrowings and overdraft	0.0		0.0		0.0		0.0		0.0
Repayments under the Acquisition Term Loan	0.0		0.0
Prepayments under the 2011 Term Loan	0.0		0.0
Other financing activities	0.0		0.0		0.0		0.0		0.0
Net cash used in financing activities	0.0		0.0		0.0		0.0		0.0
Effect of exchange rate changes on cash and cash equivalents	0.0		0.0		0.0		0.0		0.0
Net increase (decrease) in cash and cash equivalents	0.0		0.0		0.0		0.0		0.0
Cash and cash equivalents at beginning of period	0.0		0.0		0.0		0.0		0.0
Cash and cash equivalents at end of period	$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.